Statement Of Operations - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Statement Of Operations [Abstract]
Revenues:			$ 1,150,000
Expenses:
General and administrative	$ 2,116,891	$ 1,340,016	3,372,898	$ 3,035,538	5,738,227	7,428,615
Research and development	231,607	1,648,401	688,397	3,890,631	5,476,776	13,109,058
Total Expenses	2,348,498	2,988,417	4,061,295	6,926,169	11,215,003	20,537,673
Loss from Operations	(2,348,498)	(2,988,417)	(2,911,295)	(6,926,169)	(11,215,003)	(20,537,673)
Other Income
Interest income	6,042	96,650	40,461	178,035	313,700	254,344
Other income						368,750
Unrealized (loss) gain on fair value of warrants	(168,702)	427,483	(227,094)	1,940,854	2,265,869	5,546,049
Total Other (Loss) Income	(162,660)	524,133	(186,633)	2,118,889	2,579,569	6,169,143
Net Loss Before Provision for Income Taxes	(2,511,158)	(2,464,284)	(3,097,928)	(4,807,280)	(8,635,434)	(14,368,530)
Provision for Income Taxes
Net Loss	$ (2,511,158)	$ (2,464,284)	$ (3,097,928)	$ (4,807,280)	$ (8,635,434)	$ (14,368,530)
Net loss per share, basic and diluted	$ (0.62)	$ (0.61)	$ (0.77)	$ (1.23)	$ (2.18)	$ (5.25)
Weighted average number of shares outstanding, basic and diluted	4,019,141	4,019,141	4,019,141	3,900,208	3,960,163	2,738,506